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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]:  Amendment Number:

   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:

   /s/ Thomas D. Stern               New York, New York       February 14, 2007
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $ 4,032,032 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
       COLUMN 1           COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
       --------           --------   --------    --------     -------------------   --------    --------   ------------------------
                          TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING  AUTHORITY
    NAME OF ISSUER         CLASS       CUSIP     (x $1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS      SOLE    SHARED   NONE
    --------------         -----       -----     ---------    -------   ---  ----  ----------   --------      ----    ------   ----
COMCAST CORP NEW          CL A SPL  20030N 20 0  1,339,049  31,973,480  SH         SOLE                   31,973,480
UNITEDHEALTH GROUP INC    COM       91324P 10 2    888,316  16,532,959  SH         SOLE                   16,532,959
LABORATORY CORP AMER
HOLDINGS                  COM NEW   50540R 40 9    543,074   7,391,779  SH         SOLE                    7,391,779
AMERICAN TOWER CORP       CL A      029912 20 1    527,275  14,143,630  SH         SOLE                   14,143,630
AMERICAN STD COS INC DEL  COM       029712 10 6    274,292   5,982,377  SH         SOLE                    5,982,377
CROSSTEX ENERGY INC       COM       22765Y 10 4    266,041   8,395,103  SH         SOLE                    8,395,103
NIKE INC                  CL B      654106 10 3    178,569   1,803,178  SH         SOLE                    1,803,178
CROSSTEX ENERGY LP        COM       22765U 10 2     15,416     386,841  SH         SOLE                      386,841
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